UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6499

Name of Fund:  MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield California Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
California - 145.9%   $  1,730   ABAG Finance Authority for Nonprofit Corporations, California, Revenue
                                 Refunding Bonds (Redwood Senior Homes and Services), 6% due 11/15/2022               $     1,857

                         4,500   Anaheim, California, Public Financing Authority Revenue Bonds, RIB, Series 1304,
                                 6.14% due 10/01/2031 (f)(l)                                                                4,761

                         3,975   Antioch Area Public Facilities Financing Agency, California, Special Tax (Community
                                 Facilities District Number 1989-1), 5.70% due 8/01/2009 (a)(i)                             4,237

                         2,820   Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds (Community Development Project Loan), Series A, 6% due 8/01/2023 (a)       2,825

                         2,500   Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                 5.80% due 4/01/2007 (h)(i)                                                                 2,560

                         3,500   Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San
                                 Francisco Bay Area), Series F, 5% due 4/01/2031                                            3,630

                         1,305   California HFA, Home Mortgage Revenue Bonds, AMT, Series E, 5% due 2/01/2024 (d)           1,320

                         5,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 RIB, Series 26, 7.06% due 6/01/2022 (f)(l)                                                 5,477

                         2,430   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 Series A, 5% due 4/01/2037                                                                 2,455

                         1,490   California Health Facilities Financing Authority Revenue Refunding Bonds (Pomona
                                 Valley Hospital Medical Center), Series A, 5.625% due 7/01/2019 (h)                        1,541

                         4,990   California Infrastructure and Economic Development Bank Revenue Bonds (J. David
                                 Gladstone Institute Project), 5.50% due 10/01/2022                                         5,245

                         3,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025                3,107

                         6,435   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding Bonds (Waste Management Inc. Project), AMT, Series A, 5% due 1/01/2022           6,468

                           420   California Rural Home Mortgage Finance Authority, Homebuyers Fund S/F Mortgage
                                 Revenue Bonds, AMT, Sub-Series FH-1, 5.50% due 8/01/2047                                     424

                            50   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), AMT, Series B, 6.15% due 6/01/2020 (e)                  51

                         5,000   California State, GO, 5.125% due 4/01/2025                                                 5,197

                         4,135   California State, GO, 5.50% due 4/01/2030                                                  4,456

                         2,000   California State, GO, Refunding, 5.25% due 2/01/2030                                       2,065

                         1,295   California State, GO, Refunding, 5.75% due 5/01/2010 (i)                                   1,398

                           620   California State, GO, Refunding, 5.75% due 5/01/2030                                         661

                         2,785   California State, GO, Refunding (Veterans), AMT, Series BJ, 5.70% due 12/01/2032           2,843

                         2,000   California State Public Works Board, Lease Revenue Bonds (California State
                                 University), Series C, 5.40% due 10/01/2022 (h)                                            2,070


Portfolio Abbreviations


To simplify the listings of MuniYield California Fund Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
M/F        Multi-Family
RIB        Residual Interest Bonds
ROLS       Reset Option Long Securities
S/F        Single-Family



MuniYield California Fund, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
California            $  5,000   California State Public Works Board, Lease Revenue Bonds (Department of
(concluded)                      Corrections), Series C, 5.50% due 6/01/2023                                          $     5,361

                         6,645   California State Public Works Board, Lease Revenue Bonds (Department of Health
                                 Services), Series A, 5.75% due 11/01/2009 (h)(i)                                           7,117

                        17,000   California State Public Works Board, Lease Revenue Bonds (Various Community
                                 College Projects), Series A, 5.625% due 3/01/2016 (a)                                     17,364

                         6,850   California State, Various Purpose, GO, 5.50% due 11/01/2033                                7,363

                         5,250   California Statewide Communities Development Authority, COP (John Muir/Mount
                                 Diablo Health System), 5.125% due 8/15/2022 (h)                                            5,402

                         3,270   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              3,562

                         3,000   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 5.50% due 10/01/2033                           3,124

                         2,380   California Statewide Communities Development Authority, Water Revenue Bonds
                                 (Pooled Financing Program), Series C, 5.25% due 10/01/2028 (f)                             2,499

                         2,000   Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland Empire
                                 Utility Agency Sewer Project), 5.75% due 11/01/2009 (h)(i)                                 2,143

                         5,105   Contra Costa, California, Community College District, GO, ROLS, Series II-R-548X,
                                 6.25% due 8/01/2030 (f)(l)                                                                 5,431

                         2,705   Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds
                                 (Various Capital Facilities), Series A, 5.30% due 8/01/2020 (h)                            2,799

                         3,750   Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035 (d)                3,886

                         2,500   Davis, California, Joint Unified School District, Community Facilities District,
                                 Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (h)                             2,542

                         4,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                 Series B, 5% due 8/01/2030 (f)                                                             4,141

                         1,650   Galt, California, Joint Union High School District, GO (Election of 2005), Series A,
                                 5.25% due 8/01/2026 (h)                                                                    1,760

                         4,650   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                             5,559

                         5,595   Grossmont-Cuyamaca Community College District, California, GO (Election of 2002),
                                 Series B, 5% due 8/01/2029 (d)                                                             5,800

                         5,025   Indio, California, Water Authority, Water Enterprise Revenue Bonds, 5.125% due
                                 4/01/2030 (a)                                                                              5,273

                         5,000   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                                 (Civic-Recreational-Industrial Redevelopment Project Number 1), 5.50% due
                                 5/01/2020 (h)                                                                              5,138

                        14,915   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                                 (Civic-Recreational-Industrial Redevelopment Project Number 1), 5.50% due
                                 5/01/2021 (h)                                                                             15,340

                         3,010   La Quinta, California, Financing Authority, Local Agency Tax Allocation and
                                 Revenue Refunding Bonds, ROLS, Series II-R-412X, 6.492% due 9/01/2034 (a)(l)               3,259

                         2,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due
                                 11/01/2031 (a)                                                                             2,181

                         6,000   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 5.375%
                                 due 11/01/2023                                                                             6,076

                         8,310   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 6.25%
                                 due 11/01/2026 (h)                                                                         8,440

                         7,000   Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due
                                 6/01/2008 (d)(i)                                                                           7,235

                         4,500   Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Subordinate
                                 Series A, 5% due 6/01/2027 (h)                                                             4,636

                         3,780   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                 7/01/2027 (a)                                                                              3,923

                         5,000   Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                 Bonds (Multiple Capital Facilities Project VI), Series A, 5.625% due 5/01/2010 (a)(i)      5,336

                         2,805   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                                 10/01/2025 (d)                                                                             2,926

                         2,550   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                                 10/01/2030 (d)                                                                             2,641

                         1,000   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series A, 5% due 7/01/2030 (f)                                                             1,035

                         8,705   Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625% due
                                 11/01/2007 (h)(i)                                                                          9,001

                         7,570   Morgan Hill, California, Unified School District, GO, 5% due 8/01/2026 (d)(m)              2,892

                         6,675   Murrieta Valley, California, Unified School District, Public Financing Authority,
                                 Special Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (b)                              6,892

                         1,750   North City-West, California, School Facilities Financing Authority, Special Tax
                                 Refunding Bonds, Series B, 5.75% due 9/01/2006 (f)(i)                                      1,788

                         6,240   Oakland, California, Alameda County Unified School District, GO (Election of 2000),
                                 5% due 8/01/2027 (h)                                                                       6,459

                         3,290   Oakland, California, Alameda County Unified School District, GO, Series F, 5.50%
                                 due 8/01/2017 (h)                                                                          3,487

                         3,770   Oakland, California, Alameda County Unified School District, GO, Series F, 5.50%
                                 due 8/01/2018 (h)                                                                          3,995

                         5,250   Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (d)                  5,387

                         3,000   Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                 Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (d)                           3,158

                         5,230   Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding
                                 Bonds, ROLS, Series II-R-590X, 6.502% due 8/01/2036 (a)(l)                                 5,658

                         1,000   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2035 (h)                            1,086

                         2,000   Peralta, California, Community College District, GO (Election of 2000), Series D,
                                 5% due 8/01/2030 (f)                                                                       2,070

                         1,750   Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75%
                                 due 8/01/2025 (c)(h)                                                                       1,851

                         2,255   Pomona, California, Public Financing Authority, Revenue Refunding Bonds (Merged
                                 Redevelopment Project), Series A1, 5.75% due 2/01/2034                                     2,352

                        10,600   Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                                 11/01/2017 (h)                                                                            11,009

                         5,807   Port of Oakland, California, RIB, Refunding, AMT, Series 717X, 6.84% due
                                 11/01/2027 (d)(l)                                                                          6,435

                         4,315   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                 (Rancho Redevelopment Project), 5.25% due 9/01/2020 (f)                                    4,508

                         2,345   Richmond, California, Redevelopment Agency, Tax Allocation, Refunding Bonds (Harbor
                                 Redevelopment Project), Series A, 5.50% due 7/01/2018 (h)                                  2,459

                         5,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                 Series L, 5.125% due 7/01/2022 (h)                                                         5,144

                         2,500   Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds
                                 (Consumers Project), 5.125% due 7/01/2029 (h)                                              2,636

                         8,000   Sacramento, California, Municipal Utility District Financing Authority, Revenue
                                 Bonds, DRIVERS, Series 1237Z, 6.301% due 1/01/2014 (h)(l)                                  8,871

                         6,775   Sacramento County, California, Sanitation District Financing Authority, Revenue
                                 Refunding Bonds (County Sanitation District Number 1), 5% due 8/01/2035 (h)                7,013

                         3,455   Sacramento County, California, Sanitation District Financing Authority, Revenue
                                 Refunding Bonds, Series A, 5.60% due 12/01/2017                                            3,475

                         2,110   Salinas Valley, California, Solid Waste Authority, Revenue Refunding Bonds, AMT,
                                 5.125% due 8/01/2022 (a)                                                                   2,171

                         8,000   San Bernardino, California, City Unified School District, GO, Refunding, Series A,
                                 5.875% due 8/01/2009 (d)(i)                                                                8,566

                         3,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                 (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (h)                   3,065

                        10,355   San Diego, California, Certificates of Undivided Interest, Revenue Bonds, ROLS,
                                 Series II-R-551X, 6.324% due 8/01/2024 (d)(l)                                             11,003

                         1,665   San Diego, California, Community College District, GO (Election of 2002), 5% due
                                 5/01/2030 (f)                                                                              1,722

                         3,600   San Diego, California, Unified School District, GO (Election of 1998), Series F,
                                 5% due 7/01/2029 (f)                                                                       3,719

                         5,010   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                 5% due 5/01/2031 (f)                                                                       5,156

                         2,715   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, RIB, Series 1318-X, 6.14% due 7/01/2034 (h)(l)                            2,906

                         6,000   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, Series A, 5% due 7/01/2030 (h)                                            6,209

                         1,720   San Francisco, California, City and County Educational Facilities, GO (Community
                                 College), Series A, 5.75% due 6/15/2019                                                    1,810

                         1,310   San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75%
                                 due 6/15/2019                                                                              1,379

                         4,615   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (h)                4,741

                         1,855   San Jose, California, Unified School District, Santa Clara County, GO (Election
                                 of 2002), Series B, 5% due 8/01/2029 (d)                                                   1,923

                        10,005   San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                 GO (Election of 2004), Refunding, Series A, 5.12% due 9/01/2023 (h)(m)                     4,278

                         5,000   San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                 GO (Election of 2004), Refunding, Series A, 5.33% due 9/01/2028 (h)(m)                     1,600

                         5,000   San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                 8/01/2028 (h)                                                                              5,152

                         2,020   Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (d)              2,151

                         3,500   Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds
                                 (John Burns Gardens Apartments Project), AMT, Series A, 6% due 8/01/2041                   3,693

                         2,170   Santa Clarita, California, Community College District, GO (Election 2001), 5%
                                 due 8/01/2028 (f)                                                                          2,251

                         8,315   Santa Monica, California, Community College District, GO (Election of 2002),
                                 Refunding, Series C, 5.07% due 8/01/2028 (h)(m)                                            2,778

                         4,000   Santa Monica, California, Community College District, GO (Election of 2004),
                                 Series A, 5% due 5/01/2030 (h)                                                             4,137

                         4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                 Recovery Redevelopment Project), 6% due 7/01/2009 (a)(i)                                   4,290

                         2,500   Sequoia, California, Unified High School District, GO, Refunding, 5% due
                                 7/01/2028 (f)                                                                              2,601

                         1,675   Shasta-Tehama-Trinity Joint Community College District, California, GO (Election
                                 of 2002), Series B, 5.25% due 8/01/2024 (f)                                                1,805

                         6,875   Sonoma County, California, Junior College District, GO (Election 2002), Refunding,
                                 Series B, 5% due 8/01/2028 (f)                                                             7,132

                         2,265   South Bayside, California, Waste Management Authority, Waste System Revenue Bonds,
                                 5.75% due 3/01/2020 (a)                                                                    2,412

                         1,600   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                                 Capital Improvement Projects), Series A, 5% due 10/01/2031 (h)                             1,657

                         2,930   Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                                 Series A, 5.25% due 9/01/2034 (j)                                                          3,049

                         3,235   Taft, California, Public Financing Authority, Lease Revenue Bonds (Community
                                 Correctional Facility), Series A, 6.05% due 1/01/2017 (h)                                  3,297

                         1,310   Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical
                                 Center), Series A, 6% due 6/01/2022                                                        1,417

                         4,245   University of California Revenue Bonds, ROLS, Series II-R-524, 6.248% due
                                 5/15/2033 (f)(l)                                                                           4,515

                         1,000   Ventura, California, Unified School District, GO (Election of 1997), Series H,
                                 5.125% due 8/01/2034 (f)                                                                   1,041

                         1,250   Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                 Project), 5.50% due 4/01/2008 (i)                                                          1,287

                         2,740   Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                 Project), 5.50% due 4/01/2008 (i)                                                          2,823

                         5,000   Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds,
                                 5.625% due 5/01/2016 (h)                                                                   5,165

                         5,055   West Contra Costa, California, Unified School District, Capital Appreciation, GO
                                 (Election of 2002), Series C, 4.849% due 8/01/2027 (d)(m)                                  1,837


Puerto Rico - 3.0%       9,750   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2033 (d)(m)                           2,704

                         6,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                 7/01/2029                                                                                  6,673


U.S. Virgin               3,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.1%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   3,360

                                 Total Municipal Bonds (Cost - $456,485) - 150.0%                                         469,041




                        Shares
                          Held   Short-Term Securities
                         2,860   CMA California Municipal Money Fund, 3.07% (g)(k)                                          2,860

                                 Total Short-Term Securities (Cost - $2,860) - 0.9%                                         2,860

                                 Total Investments (Cost - $459,345*) - 150.9%                                            471,901
                                 Other Assets Less Liabilities - 5.1%                                                      15,920
                                 Preferred Stock, at Redemption Value - (56.0%)                                         (175,196)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   312,625
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          459,496
                                                 ==================
    Gross unrealized appreciation                $           14,061
    Gross unrealized depreciation                           (1,656)
                                                 ------------------
    Net unrealized appreciation                  $           12,405
                                                 ==================


(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) Escrowed to maturity.

(d) FGIC Insured.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA California Municipal Money Fund          2,043           $   182


(h) MBIA Insured.

(i) Prerefunded.

(j) Radian Insured.

(k) Represents the current yield as of July 31, 2006.

(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield California Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield California Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield California Fund, Inc.


Date:  September 20, 2006